PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 74,519	$ 114,969
Less: Accumulated depreciation	(27,368)	(22,284)
Less: Provision for impairment		(22,486)
Property and equipment, net	47,151	70,199
Electronics and office equipments
Property, Plant and Equipment [Line Items]
Property and equipment, cost	8,206	1,280
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, cost	754	966
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, cost	5,802	9,082
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, cost	3,158	7,662
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 56,599	$ 95,979